LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Capital Leases
Amount of leased assets at cost under capital leases	¥ 131,318	¥ 17,471
Accumulated depreciation	¥ 17,738	12,510
Operating Leases
Lease period	2 years
Operating lease expense	¥ 1,047,405	¥ 823,790	¥ 379,972
Operating Leases
2018	353,645
2019	296,852
2020	218,960
2021	158,841
2022	148,950
Total minimum lease payments	1,177,248
Capital Leases
2018	33,951
2019	33,301
2020	29,892
2021	19,001
2022	8,125
Total minimum lease payments	124,270
Less amounts representing interest	4,023
Present value of minimum lease payments	120,247
Less current portion	31,787
Noncurrent portion	¥ 88,460